UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Growth Stock Fund	September 30, 2014

T. Rowe Price Growth Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.5%		
CONSUMER DISCRETIONARY 27.0%		
Auto Components 0.6%		
Delphi Automotive	4,477,700	274,662
		274,662
Automobiles 0.9%		
Harley-Davidson	1,601,400	93,202
Tesla Motors (1)	1,147,800	278,548
		371,750
Hotels, Restaurants & Leisure 7.0%		
Chipotle Mexican Grill (1)	687,822	458,495
Las Vegas Sands	7,131,200	443,632
MGM Resorts International (1)	15,863,075	361,361
Starbucks	8,119,720	612,714
Starwood Hotels & Resorts Worldwide	2,500,264	208,047
Wynn Macau (HKD)	66,530,000	211,849
Wynn Resorts	3,654,500	683,684
		2,979,782
Internet & Catalog Retail 9.4%		
Amazon.com (1)	5,151,900	1,661,179
Ctrip.com International, ADR (1)	5,440,768	308,818
Netflix (1)	872,200	393,519
Priceline (1)	1,156,814	1,340,261
Vipshop Holdings, ADR (1)	1,494,000	282,381
		3,986,158
Media 1.6%		
Twenty-First Century Fox, Class A	4,190,000	143,675
Walt Disney	6,033,800	537,189
		680,864

Specialty Retail 5.3%		
AutoZone (1)	875,000	445,953
CarMax (1)	6,785,300	315,177
Home Depot	5,071,600	465,269
Lowe's	10,121,600	535,635
Ross Stores	1,819,900	137,548
TSC	6,165,474	379,238
		2,278,820
Textiles, Apparel & Luxury Goods 2.2%		
Hanesbrands	2,624,500	281,976
Michael Kors Holdings (1)	3,140,303	224,186
Nike, Class B	2,865,000	255,558
Under Armour (1)	2,451,200	169,378
		931,098
Total Consumer Discretionary		11,503,134
CONSUMER STAPLES 2.8%		
Beverages 0.4%		
PepsiCo	1,781,000	165,793
		165,793
Food & Staples Retailing 2.0%		
Costco Wholesale	2,074,100	259,926
CVS Health	5,629,000	448,012
Walgreen	2,878,900	170,633
		878,571
Personal Products 0.4%		
Estee Lauder, Class A	2,297,800	171,692
		171,692
Total Consumer Staples		1,216,056

ENERGY 3.7%		
Oil, Gas & Consumable Fuels 3.7%		
Concho Resources (1)	1,629,000	204,260
Continental Resources (1)	3,223,614	214,306
EQT	3,393,600	310,650
Pioneer Natural Resources	2,736,800	539,068
Range Resources	4,511,423	305,920
Total Energy		1,574,204
FINANCIALS 7.7%		
Capital Markets 3.0%		
BlackRock	669,500	219,810
Invesco	4,295,704	169,594
Morgan Stanley	11,019,700	380,951
State Street	3,518,300	258,982
TD Ameritrade Holding	7,047,300	235,169
		1,264,506
Consumer Finance 0.2%		
American Express	1,177,600	103,087
		103,087
Diversified Financial Services 0.6%		
Intercontinental Exchange	1,286,564	250,944
		250,944
Real Estate Investment Trusts 3.9%		
American Tower, REIT	8,061,400	754,789
Crown Castle International, REIT	11,257,500	906,567
		1,661,356
Total Financials		3,279,893

HEALTH CARE 16.9%		
Biotechnology 9.8%		
Alexion Pharmaceuticals (1)	3,208,000	531,951
Biogen Idec (1)	2,781,300	920,082
Celgene (1)	5,217,800	494,543
Gilead Sciences (1)	12,397,200	1,319,682
Incyte (1)	3,112,072	152,647
Pharmacyclics (1)	1,866,902	219,230
Regeneron Pharmaceuticals (1)	641,100	231,129
Vertex Pharmaceuticals (1)	2,898,000	325,475
		4,194,739
Health Care Equipment & Supplies 1.3%		
IDEXX Laboratories (1)	557,100	65,643
Intuitive Surgical (1)	1,060,700	489,852
		555,495
Health Care Providers & Services 3.4%		
Humana	1,835,530	239,151
McKesson	4,613,800	898,169
UnitedHealth Group	3,529,739	304,440
		1,441,760
Pharmaceuticals 2.4%		
Allergan	2,368,200	421,989
Valeant Pharmaceuticals International (1)	4,486,300	588,603
		1,010,592
Total Health Care		7,202,586
INDUSTRIALS & BUSINESS SERVICES 12.9%		
Aerospace & Defense 4.2%		
Boeing	5,148,900	655,867
Precision Castparts	3,178,900	753,018

United Technologies	3,797,100	400,974
		1,809,859
Air Freight & Logistics 0.6%		
FedEx	1,659,600	267,943
		267,943
Airlines 2.1%		
American Airlines	16,409,100	582,195
Delta Air Lines	2,528,200	91,394
United Continental (1)	4,883,500	228,499
		902,088
Commercial Services & Supplies 0.7%		
Tyco International	6,795,700	302,884
		302,884
Industrial Conglomerates 2.9%		
Danaher	10,644,500	808,769
Roper Industries	2,854,100	417,526
		1,226,295
Machinery 0.9%		
Flowserve	1,551,000	109,376
Wabtec	3,131,400	253,769
		363,145
Road & Rail 1.1%		
J.B. Hunt Transport Services	2,133,600	157,993
Kansas City Southern	2,725,620	330,345
		488,338
Trading Companies & Distributors 0.4%		
W. W. Grainger	610,800	153,708
		153,708
Total Industrials & Business Services		5,514,260

INFORMATION TECHNOLOGY 24.8%		
Internet Software & Services 12.8%		
Alibaba Group Holding, ADR (1)	6,004,903	533,536
Baidu, ADR (1)	3,411,200	744,426
Facebook (1)	10,008,500	791,072
Google, Class A (1)	2,232,400	1,313,567
Google, Class C (1)	2,270,000	1,310,607
LinkedIn (1)	1,493,200	310,272
NAVER (KRW)	246,004	186,555
Pandora Media (1)	3,959,000	95,649
Tencent Holdings (HKD)	10,711,200	159,172
		5,444,856
IT Services 5.3%		
Fiserv (1)	2,720,000	175,807
MasterCard, Class A	12,059,000	891,402
Visa, Class A	5,533,900	1,180,768
		2,247,977
Semiconductor & Semiconductor Equipment 0.7%		
ASML Holding	2,977,000	294,187
		294,187
Software 3.8%		
Mobileye (1)	2,711,900	145,331
NetSuite (1)	2,167,100	194,042
Red Hat (1)	4,284,800	240,592
salesforce.com (1)	9,385,700	539,959
ServiceNow (1)	3,156,500	185,539
VMware, Class A (1)	2,267,800	212,810
Workday (1)	1,560,400	128,733
		1,647,006
Technology Hardware, Storage & Peripherals 2.2%		
Apple	6,539,500	658,855

Stratasys (1)	2,445,400	295,355
		954,210
Total Information Technology		10,588,236
MATERIALS 2.8%		
Chemicals 2.5%		
Ecolab	3,881,900	445,758
Praxair	604,300	77,955
Sherwin-Williams	2,417,100	529,321
		1,053,034
Construction Materials 0.3%		
Martin Marietta Materials	1,100,870	141,946
		141,946
Total Materials		1,194,980
TELECOMMUNICATION SERVICES 0.9%		
Wireless Telecommunication Services 0.9%		
SoftBank (JPY)	5,386,700	378,129
Total Telecommunication Services		378,129
Total Common Stocks (Cost $25,503,836)		42,451,478
CONVERTIBLE PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Catalog Retail 0.2%		
Airbnb, Series D, Acquisition Date: 4/16/14 Cost $63,308 (1)(2)(3)	1,554,984	63,308
Total Consumer Discretionary		63,308

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on April 11, 1950. The fund seeks long-term capital growth through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled ($360,000) for the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $25,776,270,000. Net unrealized gain aggregated $16,932,248,000 at period-end, of which $17,207,329,000 related to appreciated investments and $275,081,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014